SiM Dynamic Allocation Equity Income Fund
SiM Dynamic Allocation Equity Income Fund
Investment Objective
The Fund seeks to provide total return, consisting primarily of long-term capital appreciation with growth of income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the “Shareholder Information” section on page 17 of the Fund’s Prospectus and the “Additional Purchase and Redemption Information” section on page 34 of the Fund’s Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees SiM Dynamic Allocation Equity Income Fund	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SiM Dynamic Allocation Equity Income Fund		Class A	Class I
Management Fees		0.75%	0.75%
Distribution and Service (Rule 12b-1) Fees		0.25%	none
Other Expenses		0.68%	0.68%
Acquired Fund Fees and Expenses		0.25%	0.25%
Total Annual Fund Operating Expenses	[1]	1.93%	1.68%
Less: Fee Waiver and/or Expense Reimbursement	[2]	(0.33%)	(0.33%)
Net Annual Fund Operating Expenses		1.60%	1.35%
[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waiver and Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include the 0.25% attributed to acquired fund fees and expenses ("AFFE").
[2]	Strategic Income Management, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses in order to limit the Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) to 1.35% and 1.10% of average daily net assets of the Fund's Class A and Class I shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least August 27, 2015, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example SiM Dynamic Allocation Equity Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	704	1,093	1,506	2,655
Class I	137	497	882	1,959

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.08% of the average value of its portfolio.

Principal Investment Strategies
The Fund is considered a “fund-of-funds” that seeks to achieve its investment objective by primarily investing in exchange-traded funds (“ETFs”) and other exchange-traded products such as exchange-traded notes (“ETNs”), exchange-traded trusts and closed-end funds (collectively, with ETFs and ETNs, “Underlying ETPs”), that offer diversified exposure to various different types of investments, regions and sectors.  The Underlying ETPs can invest in many different types of investments, such as equities (including common stocks and convertible securities), debt securities of all maturities and ratings (including corporate and government debt securities as well as mortgage-backed securities, preferred stocks and high yield securities (“junk bonds”)), commodities and real estate investment trusts (“REITs”).  The Underlying ETPs may also have exposure to different global regions, foreign countries (including emerging markets), and investment styles (all market capitalizations, as well as both value and growth securities).

In addition to investing in Underlying ETPs, the Fund may also invest a portion of its portfolio directly in REITs and individual fixed income securities (“Individual Fixed Income Securities”) of any maturity, some of which could include investment grade and below investment grade (such as BBB or lower by Standard & Poor’s Ratings Services or Fitch Ratings and/or Baa or lower by Moody’s Investors Service, Inc.) securities (known as “high yield securities” or “junk bonds”).  Individual Fixed Income Securities in which the Fund may invest include: corporate bonds, preferred stock, bank and senior loans, emerging market debt and Rule 144A securities.  The Underlying ETPs, REITs, and Individual Fixed Income Securities are referred to collectively in this Prospectus as the “Fund Assets”.

The Fund seeks to offer the potential for total return from a medium to high level of capital growth and a medium level of income, with exposure to a medium to high level of principal risk. The Fund generally invests at least 80% of its net assets in equity securities and at least 10% of its net assets in fixed income securities and/or cash and cash equivalents.  Investments in Underlying ETPs that invest predominantly in equity securities are considered equity securities for the 80% test.  No more than half of the fixed income securities will be invested in high yield securities, whether through the Underlying ETPs or in Individual Fixed Income Securities.

The Fund allocates its investments in the Fund Assets in accordance with the Adviser’s outlook for the economy, the financial markets and the relative market valuations of the Fund Assets.  The Adviser’s outlook is based on the Adviser’s research regarding market forces affecting the economy, capital markets, and potential investment sectors, and the Adviser’s analysis of historical and projected risk, return, and correlation between the asset classes considered for the Fund.  The Adviser then examines a number of possible Fund portfolio compositions of available ETF and individual fixed income security holdings.  For potential ETF investments, the Adviser analyzes every individual underlying security within each potential ETF investment.  In assessing the underlying ETF holdings, the Adviser analyzes equity styles, sectors, industries, countries, and capitalizations, as well as bond ratings, maturities, and interest rates.  The Fund will sell Fund Assets or reduce investment exposure among market segments, if appropriate, when the Adviser’s research methodology as described above indicates a low relative strength of a particular asset class, equity/fixed income style, size, sector, industry, or country market segment, and that such market segment(s) is likely to underperform the market as a whole.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Fund.  The following additional risks could affect the value of your investment:

Asset Allocation Risk. The selection of the Fund Assets, and the allocation of the Fund Assets among the various market segments, may cause the Fund to underperform other funds with a similar investment objective that do not employ an asset allocation strategy. Because the risks and returns of different asset classes can vary widely over any given time period, the Fund’s performance could suffer if a particular asset class does not perform as expected.

Closed-End Fund Risk. The Fund may invest in closed-end funds.  Secondary market trading prices of shares of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the net asset value (“NAV”) of a closed-end fund’s portfolio holdings. There can be no guarantee that shares of a closed-end fund held by the Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of closed-end funds held by the Fund will exist. The Fund may not be able to sell closed-end fund shares at a price equal to the NAV of the closed-end fund.

Exchange-Traded Investments Risk. The Fund may invest in ETFs and ETNs. While the risks of owning shares of an ETF or ETN generally reflect the risks of owning the underlying investments of the ETF or ETN, lack of liquidity in an ETF or ETN can result in its value being more volatile than the underlying portfolio investments.  While ETFs and ETNs have historically traded at or near the value of their underlying assets, there is no guarantee that they will continue to do so and such shares can trade at prices higher or lower than the value of their underlying assets.

Market Risk. The value of securities the Fund holds or the overall stock market may decline over short or extended periods, which may cause the value of your investment in the Fund to decrease.

Individual Fixed Income Securities Risk.  The following risks associated with the Fund’s investment in fixed income securities are also applicable to the Underlying ETPs:

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Credit Risk. The risk that a decline in the credit quality of an investment could cause the Fund’s share price to fall.  The Fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

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Fixed Income Risk. The risk that the securities may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could affect the Fund’s yield or share price, sometimes negatively.

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High Yield Risk. The Fund may invest in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”). High yield securities generally pay higher yields (greater income) than investment in higher quality securities; however, high yield securities and junk bonds may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in such securities, and are considered predominantly speculative with respect to an issuer’s continuing ability to make principal and interest payments.

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Interest Rate Risk.  The risk that fixed income securities will decline in value because of changes in interest rates.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

Real Estate Investment Trusts Risk. Investments in REITs will be subject to the risks associated with the direct ownership of real estate and annual compliance with tax rules applicable to REITs. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.  This risk is also applicable to the Underlying ETPs.

Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for public securities. Rule 144A securities carry the risk that the trading market may not continue.

Underlying Fund Investment Risk. Through its investments in the Underlying ETPs, the Fund will be subject to the risks associated with the Underlying ETPs’ investments, including the possibility that the value of the securities or other assets held by an Underlying ETP could decrease. These risks include any combination of the risks described below, although the Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation and Underlying ETP’s asset allocation.  Additionally, the Fund will bear additional expenses based on its pro rata share of the Underlying ETP’s operating expenses, including the potential duplication of management fees.  The risks listed below are risks associated with the ETPs and their investments.

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Commodities Risk. The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

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Concentration Risk. An Underlying ETP may, at various times, concentrate in the securities of a particular industry, group of industries, or sector, and when a fund is over weighted in an industry, group of industries, or sector, it may be more sensitive to any single economic, business, political, or regulatory occurrence than a fund that is not over weighted in an industry, group of industries, or sector.

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Emerging Markets Risk. There is an increased risk of price volatility associated with an Underlying ETP’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

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Equity Risk. The prices of equity securities in which an Underlying ETP invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

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Foreign Currency Risk. Currency movements may negatively impact the value of an Underlying ETP’s investments in securities of foreign issuers even when there is no change in the value of the security in the issuer’s home country. Under normal circumstances, the Underlying ETPs are not expected to hedge against the risk of currency exchange rate fluctuations, but some Underlying ETPs may reserve the right to do so if there is extreme volatility in currency exchange rates.

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Foreign Securities Risk. An Underlying ETP’s investments in securities of foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

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“Growth” Investing Risk. An Underlying ETP may pursue a “growth style” of investing.  Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

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Income Risk. An Underlying ETP may derive dividend and interest income from certain of its investments. This income can vary widely over the short- and long-term. If prevailing market interest rates drop, distribution rates of an Underlying ETP’s income producing investments may decline which then may adversely affect the Fund’s value.

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Large-Cap Risk. An Underlying ETP may invest in large-cap companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

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Mid-Cap Risk. An Underlying ETP may invest in mid-cap companies. Mid-sized companies may be more volatile and more likely than large-capitalization companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-size companies could trail the returns on investments in stocks of larger or smaller companies.

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Small-Cap Risk. An Underlying ETP may invest in small-cap companies. Small capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small capitalization companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends. During a period when the performance of small-cap stocks lags other types of investments — large-cap stocks, for instance — the Underlying ETP’s performance could be reduced.

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“Value” Investing Risk.  An Underlying ETP may pursue a “value style” of investing.  “Value style” investing as a strategy may be out of favor in the market for an extended period. Value stocks can perform differently from the market as a whole and from other types of stocks.

Performance
The following information provides some indication of the risks of investing in the Fund by showing the Fund’s Class A performance from year to year and by showing how the Fund’s average annual returns for the 1-year and since inception periods compare with those of broad measures of market performance.  Sales loads are not reflected in the bar chart, but are reflected in the average annual returns table; if sales loads were reflected in the bar chart, returns would be less than those shown.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.SiM-Funds.com or by calling the Fund toll-free at 1-855-746-3863 (855-SIM-FUND).

Class A - Calendar Year Total Return as of December 31*

* The Fund’s year-to-date total return as of June 30, 2014 was 6.38%.
During the period of time shown in the bar chart, the highest return for a calendar quarter was 10.49% (quarter ended March 31, 2012) and the lowest return for a calendar quarter was –2.30% (quarter ended June 30, 2012).

Average Annual Total Returns (for the periods ended December 31, 2013) Class A
Average Annual Returns SiM Dynamic Allocation Equity Income Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Return Before Taxes	12.51%	8.34%	Jun. 21, 2011
After Taxes on Distributions Class A	Return After Taxes on Distributions	11.20%	7.59%
After Taxes on Distributions and Sale of Fund Shares Class A	Return After Taxes on Distributions and Sale of Fund Shares	8.16%	6.47%
15% Barclays Capital U.S. Aggregate Bond Index /66% Russell 3000® Index/16% MSCI EAFE Index/3% MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	15% Barclays Capital U.S. Aggregate Bond Index /66% Russell 3000® Index/16% MSCI EAFE Index/3% MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	24.78%	13.43%	Jun. 21, 2011
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02%)	2.58%	Jun. 21, 2011
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	33.35%	17.63%	Jun. 21, 2011
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	22.78%	8.74%	Jun. 21, 2011
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	(2.60%)	(1.60%)	Jun. 21, 2011

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).